Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement savings plan
The following table presents matching contribution information to our 401(k) Plan:

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands)
Matching contributions to EZCORP 401(k) Plan	$459	$377	$260

Contribution and amortized expense related to the Supplemental Executive Retirement Plan
The following table provides contribution and amortized expense amounts related to the Supplemental Executive Retirement Plan:

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands)
Contributions to the Supplemental Executive Retirement Plan	$938	$701	$746
Amortized expense due to Supplemental Executive Retirement Plan	$807	$526	$562